Investments in and Advances to Nonconsolidated Affiliates - Textual (Details)	Dec. 31, 2016 subsidiary
Schedule of Investments [Line Items]
Number of Partially-Owned Subsidiaries	7
Number of General or Limited Partnerships, Limited Liability Companies, or Joint Ventures	6
Minimum [Member]
Schedule of Investments [Line Items]
Affiliates Ownership Percentage	1.00%
Maximum [Member]
Schedule of Investments [Line Items]
Affiliates Ownership Percentage	60.00%